Credit-related arrangements, repurchase agreements and commitments - Contractual Obligation, Fiscal Year Maturity Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Sourcing
2025	$ 11,233
2026	9,092
2027	0
2028	0
2029	0
2030 & thereafter	0
Total commitments	20,325	$ 32,100
Other
2025	27,700
2026	18,122
2027	12,896
2028	7,549
2029	3,292
2030 & thereafter	19
Total commitments	69,578
Total
2025	38,933
2026	27,214
2027	12,896
2028	7,549
2029	3,292
2030 & thereafter	19
Total commitments	$ 89,903